Commitment and Contingencies - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended
	May 01, 2016	Apr. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Rent expenses					$ 276	$ 218	$ 121
Future minimum lease payments, 2018			$ 1,115		1,115
Future minimum lease payments, 2019			1,054		1,054
Future minimum lease payments, 2020			873		873
Future minimum lease payments, 2021			305		305
Future minimum lease payments, 2022			192		192
Future minimum lease payments, 2023			$ 80		80
Success fees to third parties in stock options						5,726
Fair value of stock options issued to third parties						$ 9
Success fees to third parties in cash					28
UroGen Pharma Inc.
Loss Contingencies [Line Items]
Rent expenses				$ 102	$ 342
Lease agreement period	7 years
Lease agreement, commencement period			2017-10
Lease agreement, termination period			2021-02
Minimum [Member] | IIA
Loss Contingencies [Line Items]
Royalty fees payable on product sales, percentage					3.00%
Maximum
Loss Contingencies [Line Items]
Lease expiration year		2019
Maximum | IIA
Loss Contingencies [Line Items]
Royalty fees payable on product sales, percentage					4.50%
Maximum percentage of royalty payable on grant received					100.00%
Royalty amount payable excluding interest			$ 2,105		$ 2,105